Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for doubtful accounts	¥ 161,022	$ 22,679	¥ 185,755
Total current liabilities	5,075,351	714,849	4,058,676
Total non-current liabilities	587,142	82,697	568,517
Total liabilities	¥ 5,662,493	$ 797,546	¥ 4,627,193
Ordinary shares, par value | $ / shares		$ 0.0025
Ordinary shares, shares authorized	400,000,000,000	400,000,000,000	400,000,000,000
Ordinary shares, shares issued	483,398,100	483,398,100	492,742,468
Ordinary shares, shares outstanding	483,398,100	483,398,100	492,742,468
Consolidated VIEs [Member]
Total current liabilities	¥ 425,416	$ 59,918	¥ 354,930
Total non-current liabilities	43,967	6,192	48,461
Total liabilities	¥ 469,383	$ 66,110	¥ 403,391